Convertible Notes Payable (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jul. 01, 2022	Jun. 07, 2022	May 25, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 08, 2024
Convertible notes payable [Line Items]
Convertible notes payable, net of discount amount				$ 4,400,000		$ 3,915,732	$ 2,759,961
Aggregate principal amount				2,200,000
Common shares (in Shares)	362,000
Interest expense					$ 103,788
Amortization of debt discount				484,268	$ 284,985
Convertible note non-current				0
Convertible note current				4,400,000
Gross proceeds								$ 2,000,000
Sale of subordinated bridge notes								$ 350,000
Other transaction documentation				197,817
Purchase of aggregate common shares				$ 3,165,066
Percentage of outstanding principal rate				12.00%
Warrant exercise price (in Dollars per share)						$ 0.01		$ 0.01
Warrant, Exercise Price, Decrease (in Dollars per share)				$ 0.01
Liquidated damages				$ 20,000
Reacquisition price of debt				4,861,674
Original debt				4,597,817		$ 218,238
Loss on extinguishment of debt				$ (263,857)			(218,238)
Amended and Restated Notes [Member]
Convertible notes payable [Line Items]
Percentage of closing sale price				100.00%
Warrant [Member]
Convertible notes payable [Line Items]
Interest expense				$ 193,008		488,216	314,600
Amortization of debt discount						$ 1,155,772	$ 1,131,629
May 2021 Warrants [Member]
Convertible notes payable [Line Items]
Aggregate shares of common stock (in Shares)				165,000
Warrant exercise price (in Dollars per share)				$ 1.25
June 2022 Warrants [Member]
Convertible notes payable [Line Items]
Aggregate shares of common stock (in Shares)				1,540,000
Warrant exercise price (in Dollars per share)				$ 1.25
May 2021 Notes [Member]
Convertible notes payable [Line Items]
Aggregate principal amount			$ 2,200,000	$ 2,200,000
Aggregate purchase price			$ 2,000,000
Warrants to purchase aggregate (in Shares)			165,000
Common shares (in Shares)			1,727,859
Debt instrument percentage			10.00%
Conversion price per share (in Dollars per share)			$ 1
Ownership percentage			9.99%
Warrant exercisable term				5 years		5 years
Exercise price per share (in Dollars per share)				$ 1.25		$ 1.25
May 2021 Notes [Member] | Warrant [Member]
Convertible notes payable [Line Items]
Ownership percentage				9.99%		9.99%
June 2022 Notes [Member]
Convertible notes payable [Line Items]
Aggregate principal amount		$ 2,200,000
Aggregate purchase price		$ 2,000,000
Warrants to purchase aggregate (in Shares)		1,540,000
Common shares (in Shares)		200,000
Conversion price per share (in Dollars per share)		$ 1
Ownership percentage		9.99%
Warrant exercisable term						5 years
Exercise price per share (in Dollars per share)		$ 1.25				$ 1.25
June 2022 Notes [Member] | Warrant [Member]
Convertible notes payable [Line Items]
Ownership percentage		9.99%				9.99%
Warrant exercisable term		5 years
Minimum [Member]
Convertible notes payable [Line Items]
Warrant exercisable term						5 years
Minimum [Member] | Warrant [Member]
Convertible notes payable [Line Items]
Warrant exercisable term				5 years
Minimum [Member] | May 2021 Notes [Member]
Convertible notes payable [Line Items]
Debt instrument percentage			9.00%
Maturity date		May 25, 2023
Minimum [Member] | June 2022 Notes [Member]
Convertible notes payable [Line Items]
Debt instrument percentage		9.00%
Maximum [Member]
Convertible notes payable [Line Items]
Warrant exercisable term						7 years
Maximum [Member] | Warrant [Member]
Convertible notes payable [Line Items]
Warrant exercisable term				7 years
Maximum [Member] | May 2021 Notes [Member]
Convertible notes payable [Line Items]
Debt instrument percentage			20.00%
Maturity date		May 25, 2024
Maximum [Member] | June 2022 Notes [Member]
Convertible notes payable [Line Items]
Debt instrument percentage		20.00%
Registration Rights Agreements [Member]
Convertible notes payable [Line Items]
Liquidated damages				$ 20,000
Common Stock [Member]
Convertible notes payable [Line Items]
Common shares (in Shares)							362,000
Common stock price per share (in Dollars per share)				$ 0.0625
Convertible Preferred Stock [Member]
Convertible notes payable [Line Items]
Conversion price per share (in Dollars per share)				$ 0.0625